Basis of preparation - Additional Information (Details) $ in Thousands, XUA in Millions		9 Months Ended
	Apr. 25, 2023 USD ($)	Mar. 31, 2023 XUA	Mar. 31, 2023 USD ($)	Aug. 11, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents			$ 48,799		$ 60,447	$ 76,760		$ 136,881
Maximum amount in cash outflows from operating activities | XUA		XUA 47.0
Percentage of reduction in cash outflows from operating activities		9.00%
Global Private Placement
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Proceeds from issue of ordinary shares	$ 40,000
Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount							$ 90,000
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents				$ 42,600